Note 40 Provisions or reversal of provisions (Details) - EUR (€) € in Millions	Jun. 30, 2023	Jun. 30, 2022
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions	€ 32	€ (49)
Commitments And Guarantees Given	14	27
Pending Legal Issues And Tax Litigation	72	105
Other provisions	11	29
Provisions or reversal of provisions	€ 129	€ 112